Condensed Consolidating Financial Statements (Statement of Cash Flow) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net cash flow (used for) provided by operating activities	$ 887	$ 1,685	$ 1,394
Investing Activities:
Acquisitions (including acquired television library), net of cash acquired	(270)	(92)	(12)
Capital expenditures	(185)	(196)	(171)
Investments in and advances to investee companies	(110)	(81)	(98)
Proceeds from sale of investments	10	0	80
Proceeds from dispositions	11	20	383
Other investing activities	21	15	(3)
Net cash flow (used for) provided by investing activities from continuing operations	(523)	(334)	179
Net cash flow provided by (used for) investing activities from discontinued operations	(24)	(6)	(25)
Net cash flow (used for) provided by investing activities	(547)	(340)	154
Financing Activities:
Proceeds from (repayments of) short-term debt borrowings, net	229	450	(616)
Proceeds from issuance of senior notes	1,773	684	1,959
Repayment of senior notes	(1,244)	(199)	0
Proceeds from debt borrowings of CBS Radio	40	1,452	0
Repayment of debt borrowings of CBS Radio	(43)	(110)	0
Payment of capital lease obligations	(18)	(18)	(17)
Dividends	(296)	(288)	(300)
Purchase of Company common stock	(1,111)	(2,997)	(2,813)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	(89)	(58)	(96)
Proceeds from exercise of stock options	91	21	142
Excess tax benefit from stock-based compensation	0	17	88
Other financing activities	(9)	0	0
Increase (decrease) in intercompany payables	0	0	0
Net cash flow used for financing activities	(677)	(1,046)	(1,653)
Net (decrease) increase in cash and cash equivalents	(337)	299	(105)
Cash and cash equivalents at beginning of year (includes $24 (2017) and $6 (2016 and 2015) of discontinued operations cash)	622	323	428
Cash and cash equivalents at end of year (includes $24 (2016) and $6 (2015) of discontinued operations cash)	285	622	323
Cash and cash equivalents of discontinued operations		24	6	$ 6
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flow (used for) provided by operating activities	0	0	0
Investing Activities:
Acquisitions (including acquired television library), net of cash acquired	0	0	0
Capital expenditures	0	0	0
Investments in and advances to investee companies	0	0	0
Proceeds from sale of investments	0		0
Proceeds from dispositions	0	0	0
Other investing activities	0	0	0
Net cash flow (used for) provided by investing activities from continuing operations	0	0	0
Net cash flow provided by (used for) investing activities from discontinued operations	0	0	0
Net cash flow (used for) provided by investing activities	0	0	0
Financing Activities:
Proceeds from (repayments of) short-term debt borrowings, net	0	0	0
Proceeds from issuance of senior notes	0	0	0
Repayment of senior notes	0	0
Proceeds from debt borrowings of CBS Radio	0	0
Repayment of debt borrowings of CBS Radio	0	0
Payment of capital lease obligations	0	0	0
Dividends	0	0	0
Purchase of Company common stock	0	0	0
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	0	0	0
Proceeds from exercise of stock options	0	0	0
Excess tax benefit from stock-based compensation		0	0
Other financing activities	0
Increase (decrease) in intercompany payables	0	0	0
Net cash flow used for financing activities	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year (includes $24 (2017) and $6 (2016 and 2015) of discontinued operations cash)	0	0	0
Cash and cash equivalents at end of year (includes $24 (2016) and $6 (2015) of discontinued operations cash)	0	0	0
CBS Corp. [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flow (used for) provided by operating activities	(1,491)	(846)	(634)
Investing Activities:
Acquisitions (including acquired television library), net of cash acquired	0	0	0
Capital expenditures	0	0	0
Investments in and advances to investee companies	0	0	0
Proceeds from sale of investments	0		79
Proceeds from dispositions	0	(4)	318
Other investing activities	22	15	(3)
Net cash flow (used for) provided by investing activities from continuing operations	22	11	394
Net cash flow provided by (used for) investing activities from discontinued operations	1	0	(3)
Net cash flow (used for) provided by investing activities	23	11	391
Financing Activities:
Proceeds from (repayments of) short-term debt borrowings, net	229	450	(616)
Proceeds from issuance of senior notes	1,773	684	1,959
Repayment of senior notes	(1,244)	(199)
Proceeds from debt borrowings of CBS Radio	0	0
Repayment of debt borrowings of CBS Radio	0	0
Payment of capital lease obligations	0	0	0
Dividends	(296)	(288)	(300)
Purchase of Company common stock	(1,111)	(2,997)	(2,813)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	(89)	(58)	(96)
Proceeds from exercise of stock options	91	21	142
Excess tax benefit from stock-based compensation		17	88
Other financing activities	(1)
Increase (decrease) in intercompany payables	1,968	3,259	2,083
Net cash flow used for financing activities	1,320	889	447
Net (decrease) increase in cash and cash equivalents	(148)	54	204
Cash and cash equivalents at beginning of year (includes $24 (2017) and $6 (2016 and 2015) of discontinued operations cash)	321	267	63
Cash and cash equivalents at end of year (includes $24 (2016) and $6 (2015) of discontinued operations cash)	173	321	267
CBS Operations Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flow (used for) provided by operating activities	(203)	(157)	(201)
Investing Activities:
Acquisitions (including acquired television library), net of cash acquired	0	0	0
Capital expenditures	(30)	(33)	(16)
Investments in and advances to investee companies	0	0	0
Proceeds from sale of investments	0		0
Proceeds from dispositions	0	0	0
Other investing activities	(1)	0	0
Net cash flow (used for) provided by investing activities from continuing operations	(31)	(33)	(16)
Net cash flow provided by (used for) investing activities from discontinued operations	(5)	(1)	0
Net cash flow (used for) provided by investing activities	(36)	(34)	(16)
Financing Activities:
Proceeds from (repayments of) short-term debt borrowings, net	0	0	0
Proceeds from issuance of senior notes	0	0	0
Repayment of senior notes	0	0
Proceeds from debt borrowings of CBS Radio	0	0
Repayment of debt borrowings of CBS Radio	0	0
Payment of capital lease obligations	0	0	0
Dividends	0	0	0
Purchase of Company common stock	0	0	0
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	0	0	0
Proceeds from exercise of stock options	0	0	0
Excess tax benefit from stock-based compensation		0	0
Other financing activities	0
Increase (decrease) in intercompany payables	239	190	217
Net cash flow used for financing activities	239	190	217
Net (decrease) increase in cash and cash equivalents	0	(1)	0
Cash and cash equivalents at beginning of year (includes $24 (2017) and $6 (2016 and 2015) of discontinued operations cash)	0	1	1
Cash and cash equivalents at end of year (includes $24 (2016) and $6 (2015) of discontinued operations cash)	0	0	1
Non-Guarantor Affiliates [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flow (used for) provided by operating activities	2,581	2,688	2,229
Investing Activities:
Acquisitions (including acquired television library), net of cash acquired	(270)	(92)	(12)
Capital expenditures	(155)	(163)	(155)
Investments in and advances to investee companies	(110)	(81)	(98)
Proceeds from sale of investments	10		1
Proceeds from dispositions	11	24	65
Other investing activities	0	0	0
Net cash flow (used for) provided by investing activities from continuing operations	(514)	(312)	(199)
Net cash flow provided by (used for) investing activities from discontinued operations	(20)	(5)	(22)
Net cash flow (used for) provided by investing activities	(534)	(317)	(221)
Financing Activities:
Proceeds from (repayments of) short-term debt borrowings, net	0	0	0
Proceeds from issuance of senior notes	0	0	0
Repayment of senior notes	0	0
Proceeds from debt borrowings of CBS Radio	40	1,452
Repayment of debt borrowings of CBS Radio	(43)	(110)
Payment of capital lease obligations	(18)	(18)	(17)
Dividends	0	0	0
Purchase of Company common stock	0	0	0
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	0	0	0
Proceeds from exercise of stock options	0	0	0
Excess tax benefit from stock-based compensation		0	0
Other financing activities	(8)
Increase (decrease) in intercompany payables	(2,207)	(3,449)	(2,300)
Net cash flow used for financing activities	(2,236)	(2,125)	(2,317)
Net (decrease) increase in cash and cash equivalents	(189)	246	(309)
Cash and cash equivalents at beginning of year (includes $24 (2017) and $6 (2016 and 2015) of discontinued operations cash)	301	55	364
Cash and cash equivalents at end of year (includes $24 (2016) and $6 (2015) of discontinued operations cash)	$ 112	$ 301	$ 55